Supplement dated September 16, 2021 to the Prospectus dated May 1, 2021 for the

Pacific Odyssey (offered on or after October 1, 2013) individual flexible premium deferred variable annuity contracts issued by Pacific Life Insurance Company

The purpose of this supplement is to add additional Investment Options. This supplement must be preceded or accompanied by the Prospectus, as supplemented (the “Prospectus”). All information in the Prospectus dated May 1, 2021, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in the Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448, or online at www.PacificLife.com. Please retain it for future reference.

The Variable Investment Options table in the YOUR INVESTMENT OPTIONS section is amended to include the following:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	INVESTMENT GOAL	MANAGER/INVESTMENT ADVISER
Effective on or about October 1, 2021, the following Investment Options will be available for investment:
Invesco® V.I. Nasdaq 100 Buffer Fund - September Series II

Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.

Invesco Advisers, Inc.
Invesco® V.I. S&P 500 Buffer Fund - September Series II

Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.

Invesco Advisers, Inc.
Effective on or about January 1, 2022, the following Investment Options will be available for investment:
Invesco® V.I. Nasdaq 100 Buffer Fund - December Series II

Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.

Invesco Advisers, Inc.
Invesco® V.I. S&P 500 Buffer Fund - December Series II

Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.

Invesco Advisers, Inc.
Effective on or about April 1, 2022, the following Investment Options will be available for investment:
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series II

Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.

Invesco Advisers, Inc.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	INVESTMENT GOAL	MANAGER/INVESTMENT ADVISER
Invesco® V.I. S&P 500 Buffer Fund - March Series II

Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.

Invesco Advisers, Inc.
Effective on or about July 1, 2022, the following Investment Options will be available for investment:
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series II

Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.

Invesco Advisers, Inc.
Invesco® V.I. S&P 500 Buffer Fund - June Series II

Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.

Invesco Advisers, Inc.

For more information, including a discussion of the investment techniques, charges and expenses, and risks associated with each fund’s investments, see the applicable fund prospectus. You can obtain a prospectus by contacting your financial professional or online at www.PacificLife.com.

Form No. OD13SUP0921